Provisions - Expected timing of outflow of economic benefits (Details) - Provision for aircraft maintenance on leased aircraft [Member] - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of other provisions [line items]
Other provisions	€ 184.1	€ 169.8	€ 98.8	€ 53.2
Less than one year
Disclosure of other provisions [line items]
Other provisions	46.0	19.8	9.2
Later than one year and not later than two years
Disclosure of other provisions [line items]
Other provisions	17.4	30.1	23.3
Later than two years and not later than three years
Disclosure of other provisions [line items]
Other provisions	3.8	10.4	56.7
Later than three years and not later than four years
Disclosure of other provisions [line items]
Other provisions	35.1	5.4	€ 9.6
Thereafter
Disclosure of other provisions [line items]
Other provisions	€ 81.8	€ 104.1